CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 326,647	$ 50,061	¥ 342,951
Time deposits	477,408	73,166	144,093
Short-term investments	509,636	78,105	452,936
Inventory	1,935	297	308
Prepaid expenses and other current assets	302,057	46,292	250,215
Total current assets	1,617,683	247,921	1,190,503
Non-current assets:
Property and equipment, net	21,175	3,245	20,336
Intangible assets, net	20,302	3,111	9,918
Goodwill	4,223	647	4,223
Right-of-use assets	98,001	15,019	56,638
Time deposits	414,000	63,448	113,415
Deferred tax assets	10,268	1,574	337
Other non-current assets	23,896	3,662	6,447
Total non-current assets	591,865	90,706	211,314
Total assets	2,209,548	338,627	1,401,817
Current liabilities:
Short-term loan			16,578
Advances from students (all from consolidated variable interest entities ("VIEs") without recourse, Note 1)	2,718,776	416,671	2,181,808
Accrued expenses and other current liabilities (including from consolidated VIEs without recourse to the Company of RMB86,043 and RMB122,251 as of December 31, 2019 and 2020, respectively, Note 1)	237,101	36,337	166,955
Lease liabilities	42,949	6,582	31,550
Taxes payable (including from consolidated VIEs without recourse to the Company of RMB14,123 and RMB15,693 as of December 31, 2019 and 2020, respectively, Note 1)	19,288	2,956	21,661
Total current liabilities	3,018,114	462,546	2,418,552
Non-current liabilities:
Advances from students (all from consolidated variable interest entities ("VIEs") without recourse, Note 1)	2,270	348	4,783
Lease liabilities	53,594	8,214	23,545
Other non-current liabilities (including from consolidated VIEs without recourse to the Company of RMB247 and RMB244 as of December 31, 2019 and 2020, respectively, Note 1)	2,508	384	1,595
Total non-current liabilities	58,372	8,946	29,923
Total liabilities	3,076,486	471,492	2,448,475
Commitments and contingencies
Shareholders' deficit:
Ordinary shares	213	33	205
Treasury stock	(23,109)	(3,542)	(6,011)
Additional paid-in capital	1,199,014	183,757	1,128,079
Accumulated other comprehensive income	8,884	1,361	29,971
Accumulated deficit	(2,051,940)	(314,474)	(2,198,902)
Total shareholders' deficit	(866,938)	(132,865)	(1,046,658)
Total liabilities and shareholders' deficit	¥ 2,209,548	$ 338,627	¥ 1,401,817